Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 2,500		$ 2,500		$ 2,500
Operating expenses:
Officer compensation	49,104	30,593	98,546	57,593	118,477
Stock based compensation– related party						8,141,501
Professional fees	46,428	56,868	72,210	76,793	137,280	102,286
Consulting expense			150,000			39,602
General and administrative	71,154	9,420	104,099	14,084	54,331	196,500
Research and development	343,209		343,209
Total operating expenses	509,895	96,881	768,064	148,470	310,088	8,479,889
Loss from operations	(507,395)	(96,881)	(765,564)	(148,470)	(307,588)	(8,479,889)
Other (expense) income:
Interest expense	(1)		(1)			(382)
Other (expense) income		(1,909)		9,384	9,386	8,055
Total other (expense) income	(1)	(1,909)	(1)	9,384	9,386	7,673
Loss from operations before provision for income taxes	(507,396)	(98,790)	(765,565)	(139,086)	(298,202)	(8,472,216)
Provision for income tax
Net loss	(507,396)	(98,790)	(765,565)	(139,086)	(298,202)	(8,472,216)
Net loss attributable to noncontrolling interests	(6,611)		(6,611)
Net loss attributable to Nordicus Partners Corporation	(500,785)	(98,790)	(758,954)	(139,086)
Other comprehensive income (loss):
Foreign currency translation adjustment	16,771	(3,104)	16,541	(3,165)	(3,513)	665
Comprehensive loss	$ (484,014)	$ (101,894)	$ (742,413)	$ (142,251)	$ (301,715)	$ (8,471,551)
Net loss per shares - diluted	$ (0.10)	$ (0.09)	$ (0.19)	$ (0.14)	$ (0.29)	$ (14.27)
Weighted average common shares outstanding - diluted	4,960,079	1,084,665	4,050,313	972,283	1,035,475	593,886
Net loss per shares - basic	$ (0.10)	$ (0.09)	$ (0.19)	$ (0.14)
Weighted average common shares outstanding - basic	4,960,079	1,084,665	4,050,313	972,283